Consolidated Balance Sheets - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Current assets:
Cash and cash equivalents	$ 5,055	$ 4,292
Trade accounts receivable, net	3,259	3,325
Inventory	874	1,124
Other current assets	729	366
Total current assets	9,917	9,107
Long-term assets:
Property, plant and equipment, net	2,565	2,635
Goodwill	36,714	26,913
Intangible assets, net	17,554	10,762
Other long-term assets	743	707
Total assets	67,493	50,124
Current liabilities:
Accounts payable	855	811
Employee compensation and benefits	641	715
Current portion of long-term debt	2,787	0
Other current liabilities	2,616	812
Total current liabilities	6,899	2,338
Long-term liabilities:
Long-term debt	30,011	17,493
Other long-term liabilities	5,613	3,636
Total liabilities	42,523	23,467
Commitments and contingencies (Note 13)
Preferred stock dividend obligation	29	0
Stockholders’ equity:
Preferred stock, $0.001 par value; 100 shares authorized; 8.00% Mandatory Convertible Preferred Stock, Series A, 4 and 0 shares issued and outstanding; aggregate liquidation value of $3,738 and $0 as of November 3, 2019 and November 4, 2018, respectively	0	0
Common Stock, Value, Issued	0	0
Additional Paid in Capital	25,081	23,285
Retained earnings	0	3,487
Accumulated other comprehensive loss	(140)	(115)
Total stockholders’ equity	24,941	26,657
Total liabilities and stockholders’ equity	$ 67,493	$ 50,124